Deferred Charges And Other Assets (Schedule Of Deferred Charges And Other Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Goodwill*	$ 140	[1]	$ 120	[1]
Customer contracts and other intangible assets**	298	[2]	136	[2]
Other	163		100
Deferred charges and other assets	$ 601		$ 356

[1]	Includes $20 and $47 million allocated to goodwill in connection with acquisitions during 2011 and 2010, respectively (Note 2).
[2]	Includes $183 and $90 million allocated to patents, customer contracts and the associated shipping rights in connection with acquisitions during 2011 and 2010, respectively (Note 2).